Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued compensation and benefits	$ 2,415	$ 1,770	$ 2,841
Accrued professional fees	417	340	273
Accrued interest	185	177	304
Deferred revenue	895	1,076	138
Committed equity facility fees	1,553	1,553
Unpaid Merger-related transaction costs	1,090	1,090
RaGE Earnout	3,452	2,098
Other	2,053	2,221	963
Total accrued expenses and other current liabilities	$ 12,060	$ 10,325	$ 4,519